Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of subsidiaries with material non controlling interests explanatory
The following table summarizes the information relating to Agnity, before any intercompany eliminations.

		December 31, 2021	December 31, 2020

NCI percentage		100%	100%

Current assets		$11,906,502	$7,778,252

Non-current assets		10,320,732	11,362,870

Current liabilities		(7,341,257)	(5,318,366)

Non-current liabilities		(226,583)	(820,848)

Net assets attributable to NCI		$14,659,394	$13,001,908

For the years ended	December 31, 2021	December 31, 2020	December 31, 20 19

Revenue	$11,192,716	$11,215,876	$6,010,753

Income (loss) allocated to NCI	(369,606)	2,009,304	1,944,508

Other comprehensive income allocated to NCI	28,138	(97,340)	199,588

Total comprehensive (loss) income attributable to NCI	$(341,468)	$1,911,964	$2,144,096

Cash flows (used in) provided by operating activities	$(1,859,900)	(405,548)	483,245

Cash flows used in investing activities	(578,483)	–	(3,731)

Cash flows (used in) provided by financing activities	2,081,137	655,347	(417,068)

Foreign exchange impact on cash held in USD	(6,383)	155,274	5,976

Net (decrease) increase in cash and cash equivalents	$(363,629)	$405,073	$68,422